Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of December 31, 2017 and December 31, 2016, cash and cash equivalents are detailed as follows:

a) Cash	12/31/2017	12/31/20161
	ThUS$	ThUS$
Cash on hand	60	53
Cash in banks	50,137	80,287
Other demand deposits	1,530	1,260
Total cash	51,727	81,600

b) Cash equivalents	12/31/2017	12/31/2016
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	290,914	95,673
Short-term investments, classified as cash equivalents	287,797	337,396
Total cash equivalents	578,711	433,069

Total cash and cash equivalents	630,438	514,669

Disclosure of detailed information about short term investments [Text Block]
As of December 31, 2017 and December 31, 2016, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	12/31/2017	12/31/2016
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	144,464	178,446
JP Morgan US dollar Liquidity Fund Institutional	143,333	158,950
Total	287,797	337,396

Disclosure of cash and cash equivalents by currency [Text Block]
As of December 31, 2017 and December 31, 2016, information on cash and cash equivalents by currency is detailed as follows:

Original currency	12/31/2017	12/31/2016
	ThUS$	ThUS$
Chilean Peso (*)	579	6,044
US Dollar	612,727	490,978
Euro	9,782	11,386
Mexican Peso	258	309
South African Rand	4,074	3,250
Japanese Yen	1,773	2,149
Peruvian Sol	8	3
Brazilian Real	38	59
Chinese Yuan	1,143	400
Indian Rupee	-	8
Thai Baht	-	8
Argentine Peso	1	4
Pound Sterling	55	71
Total	630,438	514,669

(*)The Company maintains financial derivative policies which allow to minimize the risk of the variation in Chilean pesos exchange rate
.

Disclosure of detailed information about short term deposits [Text Block]
The detail at the end of each period is as follows:

2017 Receiver of the deposit	Type of deposit	Original Currency	Interest rate	Placement date	Expiration date	Principal	Interest accrued to-date	12/31/2017
						ThUS$	ThUS$	ThUS$
Scotiabank Sud Americano	Fixed term		0.24	11-21-2017	1-2-2018	8,943	30	8,973
Banco Itau Chile	Fixed term	Ch$	0.24	11-28-2017	1-2-2018	15,652	41	15,693
Banco Itau Chile	Fixed term	Ch$	0.24	11-28-2017	1-2-2018	15,652	41	15,693
Banco BBVA Chile	Fixed term	Ch$	0.23	11-28-2017	1-2-2018	15,652	40	15,692
Banco BBVA Chile	Fixed term	Ch$	0.23	11-28-2017	1-2-2018	15,652	40	15,692
Banco Itau Chile	Fixed term	Ch$	0.25	11-29-2017	2-27-2018	18,857	50	18,907
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-12-2017	1-11-2018	15,982	26	16,008
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-12-2017	1-11-2018	8,524	14	8,538
Banco Itau Chile	Fixed term	Ch$	0.24	12-12-2017	1-11-2018	15,982	24	16,006
Banco Itau Chile	Fixed term	Ch$	0.24	12-12-2017	1-11-2018	7,458	11	7,469
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-14-2017	1-16-2018	19,780	29	19,809
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-14-2017	1-16-2018	15,665	23	15,688
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-14-2017	1-16-2018	11,488	17	11,505
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-15-2017	1-16-2018	15,568	22	15,590
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-15-2017	1-16-2018	15,568	22	15,590
Banco Crédito e Inversiones	Fixed term	Ch$	0.26	12-15-2017	1-16-2018	15,568	22	15,590
Banco BBVA Chile	Fixed term	Ch$	0.24	12-29-2017	1-10-2018	4,107	1	4,108
Banco BBVA Chile	Fixed term	Ch$	0.24	12-29-2017	1-10-2018	2,765	-	2,765
Banco Santander - Santiago	Fixed term	US$	0.28	12-27-2017	1-18-2018	700	-	700
Banco Santander - Santiago	Fixed term	US$	0.4	12-15-2017	2-13-2018	15,000	27	15,027
Banco Santander - Santiago	Fixed term	US$	0.4	12-15-2017	2-13-2018	14,000	25	14,025
Corpbanca	Fixed term	Ch$	0.22	12-28-2017	1-4-2018	1,301	-	1,301
Scotiabank Sud Americano	Fixed term	Ch$	0.21	12-29-2017	1-5-2018	976	-	976
Scotiabank Sud Americano	Fixed term	Ch$	0.21	12-29-2017	1-5-2018	569	-	569
Banco Santander - Santiago	Fixed term	US$	2.45	12-6-2017	1-5-2018	3,500	6	3,506
Scotiabank Sud Americano	Fixed term	US$	3.40	12-15-2017	1-16-2018	2,000	3	2,003
Banco BBVA Chile	Fixed term	US$	2.80	12-26-2017	1-26-2018	2,200	1	2,201
Banco Crédito e Inversiones	Fixed term	US$	2.3	12-27-2017	1-4-2018	2,300	1	2,301
Banco Santander - Santiago	Fixed term	US$	2.88	12-27-2017	1-4-2018	2,300	1	2,301
Banco BBVA Chile	Fixed term	US$	2.80	12-27-2017	1-4-2018	1,400	-	1,400
BBVA Banco Francés	Fixed term	US$	0.19	12-11-2017	1-31-2018	163	-	163
Nedbank	On demand	US$	-	12-1-2017	1-31-2018	3,686	-	3,686
ABN Amro Bank	Fixed term	US$	-	12-31-2017	1-2-2018	1,439	-	1,439
Total						290,397	517	290,914

2016 Receiver of the deposit	Type of deposit	Original Currency	Interest rate	Placement date	Expiration date	Principal	Interest accrued to-date	12/31/2016
						ThUS$	ThUS$	ThUS$
Scotiabank Sud Americano	Fixed term	US$	1.28	12/29/2016	1/31/2017	9,900	1	9,901
Banco de Chile	Fixed term	US$	0.90	12/30/2016	1/9/2017	15,000	1	15,001
Banco Crédito e Inversiones	Fixed term	US$	0.90	12/30/2016	1/10/2017	10,000	-	10,000
Banco Crédito e Inversiones	Fixed term	US$	0.93	10/11/2016	1/30/2017	13,000	27	13,027
Banco BBVA Chile	Fixed term	US$	0.75	10/11/2016	1/30/2017	2,000	3	2,003
Banco Santander - Santiago	Fixed term	US$	1.21	12/1/2016	1/3/2017	3,500	4	3,504
Banco de Chile	Fixed term	US$	0.76	12/7/2016	1/6/2017	3,900	2	3,902
Banco Santander - Santiago	Fixed term	US$	0.90	12/12/2016	1/12/2017	5,000	2	5,002
Banco de Chile	Fixed term	US$	1.30	12/12/2016	1/12/2017	1,700	1	1,701
Banco Crédito e Inversiones	Fixed term	US$	0.88	12/14/2016	1/17/2017	2,000	1	2,001
Corpbanca	Fixed term	US$	1.28	12/20/2016	2/21/2017	800	-	800
Scotiabank Sud Americano	Fixed term	US$	1.28	12/20/2016	2/21/2017	5,000	2	5,002
Banco Santander - Santiago	Fixed term	US$	0.75	12/22/2016	1/23/2017	3,500	1	3,501
Banco Santander - Santiago	Fixed term	US$	1.25	12/28/2016	2/9/2017	3,900	1	3,901
Banco Security	Fixed term	US$	1.31	12/28/2016	2/9/2017	3,300	-	3,300
Banco Security	Fixed term	US$	1.00	12/29/2016	1/30/2017	3,800	-	3,800
Banco Santander - Santiago	Fixed term	Ch$	0.31	12/16/2016	1/2/2017	1,942	3	1,945
Corpbanca	Fixed term	Ch$	0.32	12/29/2016	1/9/2017	597	1	598
Scotiabank Sud Americano	Fixed term	Ch$	0.33	12/30/2016	1/9/2017	2,091	-	2,091
Citibank New York	Overnight	US$	0.01	12/31/2016	1/1/2017	1,742	-	1,742
BBVA Banco Francés	Fixed term	US$	0.21	24/102016	1/31/2017	199	-	199
Nedbank	On demand	US$	-	12/1/2016	1/31/2017	2,752	-	2,752
Total						95,623	50	95,673

Disclosure of reconciliation of liabilities arising from financing activities [text block]
This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

Net debt	12/31/2017	12/31/2016
	ThUS$	ThUS$

Cash and cash equivalents	630,438	514,669
Liquid investments	360,941	284,160
Borrowings - repayable within one year (including overdraft)	(177,062)	(160,243)
Borrowings - repayable after one year	(1,031,507)	(1,059,706)
Net debt	(217,190)	(421,120)

Cash and liquid investments	991,379	798,829
Gross debt - fixed interest rates	(1,208,569)	(1,219,949)
Net debt	(217,190)	(421,120)

	Other Assets		Liabilities from financing activities
	Cash/bank overdraft	Liquid Investments	Borrow. Due within 1 year	Borrow. Due after 1 year	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Net debt as at 1 January 2016	527,259	617,267	(399,275)	(1,217,172)	(471,921)
Cash flows	(20,362)	(339,556)	277,000	140,000	57,082
Foreign exchange adjustments	7,772	6,449	(1,879)	(25,015)	(12,673)
Other non - cash movements	-	-	(36,089)	42,481	6,392
Net debt as at 31 december 2016	514,669	284,160	(160,243)	(1,059,706)	(421,120)
Cash flows	98,285	59,326	(16,288)	54,275	195,598
Foreign exchange adjustments	17,484	17,455	(531)	(26,287)	8,121
Other non - cash movements	-	-	-	211	211
Net debt as at 31 december 2017	630,438	360,941	(177,062)	(1,031,507)	(217,190)